SUBSEQUENTS EVENTS (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 02, 2021	May 14, 2019	Apr. 30, 2020	Dec. 31, 2020	Nov. 10, 2021	Sep. 29, 2021	Aug. 01, 2020
Intellectual property and patent ownership for shares						400,000	200,000
Intellectual property and patent ownership for value						$ 20,000	$ 10,000
Outstanding balance		$ 152,500	$ 201,352
Maturity date			Apr. 23, 2022
Interest rates			0.98%
Forgiveness loan amount	$ 105,868
January 14, 2021 [Member]
Fund raised				$ 208,800
Fund raised subscribed				$ 1,250,000
Subsequent Event [Member]
Common stock shares issuance					13,888,000
Elite Beverage International [Member]
Outstanding balance			$ 201,352
Maturity date			Apr. 23, 2022
Interest rates			0.98%
Forgiveness loan amount	$ 105,868